Document And Entity Information	Nov. 29, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2023
Entity Registrant Name	SAB BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001833214
Entity Emerging Growth Company	true
Entity File Number	001-39871
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3899721
Entity Address, Address Line One	2100 East 54th Street North
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57104
City Area Code	605
Local Phone Number	679-6980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	SABS
Security Exchange Name	NASDAQ
Warrants Each Exercisable for Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SABSW
Security Exchange Name	NASDAQ